Retirement and Welfare Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement and Welfare Benefits (Textual)
Cost of revenue	$ 6,938,063	$ 5,547,779	$ 6,315,504
Selling and marketing expenses	14,695,165	23,908,733	6,209,804
General and administrative expenses	6,750,417	2,451,249	2,108,854
Research and development expenses	3,478,570	1,046,198	2,882,202
Retirement and Welfare Benefits [Member]
Retirement and Welfare Benefits (Textual)
Provision for employee benefits	289,679	170,227	353,033
Cost of revenue	9,945	23,392	30,455
Selling and marketing expenses	76,971	48,957	97,408
General and administrative expenses	75,104	49,717	86,934
Research and development expenses	$ 127,660	$ 48,161	$ 138,236